Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net Earnings (Loss)	$ (2,669)	$ 3,366	$ (545)
Depreciation, Depletion and Amortization	2,131	2,030	1,498
Exploration Expense	2,123	890	2
Deferred Income Taxes	(794)	583	(209)
Unrealized (Gain) Loss on Risk Management	(1,249)	729	554
Unrealized Foreign Exchange (Gain) Loss	649	(857)	(189)
Revaluation (Gain)		(2,555)
Re-measurement of Contingent Payment	50	(138)
(Gain) Loss on Discontinuance	(301)	(1,285)
(Gain) Loss on Divestiture of Assets	795	1	6
Unwinding of Discount on Decommissioning Liabilities	63	128	130
Onerous Contract Provisions, Net of Cash Paid	618	(8)	53
Other Asset Impairments			30
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	206	(18)	1
Other	52	48	92
Net Change in Other Assets and Liabilities	(72)	(107)	(91)
Net Change in Non-Cash Working Capital	552	252	(471)
Cash From (Used in) Operating Activities	2,154	3,059	861
Investing Activities
Acquisition, Net of Cash Acquired		(14,565)
Capital Expenditures – Exploration and Evaluation Assets	(55)	(147)	(67)
Capital Expenditures – Property, Plant and Equipment	(1,322)	(1,523)	(967)
Proceeds From Divestitures	1,050	3,210	8
Net Change in Investments and Other	9		(1)
Net Change in Non-Cash Working Capital	(295)	159	(52)
Cash From (Used in) Investing Activities	(613)	(12,866)	(1,079)
Net Cash Provided (Used) Before Financing Activities	1,541	(9,807)	(218)
Financing Activities
Issuance of Long-Term Debt		3,842
(Repayment) of Long-Term Debt	(1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt	(20)	32
Issuance of Debt Under Asset Sale Bridge Facility		3,569
(Repayment) of Debt Under Asset Sale Bridge Facility		(3,600)
Common Shares Issued, Net of Issuance Costs		2,899
Dividends Paid on Common Shares	(245)	(225)	(166)
Other	(1)	(2)	(2)
Cash From (Used in) Financing Activities	(1,410)	6,515	(168)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	40	182	1
Increase (Decrease) in Cash and Cash Equivalents	171	(3,110)	(385)
Cash and Cash Equivalents, Beginning of Year	610	3,720	4,105
Cash and Cash Equivalents, End of Year	$ 781	$ 610	$ 3,720